Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity File Number	000-51829
Entity Registrant Name	Cogent Communications Holdings, Inc.
Entity Central Index Key	0001158324
Entity Tax Identification Number	46-5706863
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2450 N St NW
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20037
City Area Code	202
Local Phone Number	295-4200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CCOI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false